Statements Of Changes In Partners' Capital - USD ($)	Limited Partners [Member]	Special Limited Partners [Member]	New Profit Memo Account [Member]	General Partner [Member]	Total
PARTNERS' CAPITAL at Dec. 31, 2016	$ 86,147,007	$ 66,908,700		$ 2,492,603	$ 155,548,310
Contributions	15,971,900	2,000,000			17,971,900
Withdrawals	(6,712,185)	(9,003,881)		(1,276,588)	(16,992,654)
Net income (loss)	4,802,253	5,760,370	532	224,557	10,787,712
General Partner's allocation - profit share	(924,255)	(1,801)	926,056
Transfer of New Profit Memo Account to General Partner			(926,588)	926,588
PARTNERS' CAPITAL at Dec. 31, 2017	99,284,720	65,663,388		2,367,160	167,315,268
Contributions	7,267,750				7,267,750
Withdrawals	(9,992,078)	(2,447,463)		(212,143)	(12,651,684)
Net income (loss)	481,763	2,411,120	3	97,396	2,990,282
General Partner's allocation - profit share	(212,140)		212,140
Transfer of New Profit Memo Account to General Partner			(212,143)	212,143
PARTNERS' CAPITAL at Dec. 31, 2018	$ 96,830,015	$ 65,627,045		$ 2,464,556	$ 164,921,616